ING Partners, Inc.

ING Van Kampen Comstock Portfolio

Supplement dated September 18, 2007

to the Initial (“I”) Class Prospectus, Service (“S”) Class

and Adviser (“ADV”) Class Prospectus

each dated April 30, 2007

Effective July 17, 2007, Devin E. Armstrong and James N. Warwick were added as Portfolio Managers of the Portfolio.  The Prospectuses are hereby revised as follows:

S Class and ADV Class Prospectus

Paragraphs fifty (50) and fifty-one (51) of the section entitled “Sub-Advisers” beginning on page 76 of the Prospectus are hereby deleted and replaced with the following:

ING Van Kampen Comstock Portfolio is managed within the Van Kampen Multi-Cap Value team by a team of portfolio managers.  Current members of the team include B. Robert Baker, Jason Leder, Kevin Holt, Devin E. Armstrong and James N. Warwick.  Each member of the team is responsible for generating investment ideas and has discretion over the sectors they cover.  Lead portfolio manager, Bob Baker, has ultimate responsibility for the strategy and is the final arbiter on decisions.

B. Robert Baker is the Portfolio’s lead portfolio manager and has worked for Van Kampen since 1991.  Mr. Baker has managed the Portfolio since May 2002.  Jason Leder has worked for Van Kampen since 1995 and has managed the Portfolio since May 2002.  Kevin Holt has worked for Van Kampen since 1999 and has managed the Portfolio since May 2002.  Devin E. Armstrong began his investment adviser career in 2004 with Morgan Stanley, he began work for Van Kampen in July 2007 and has managed the Portfolio since July 2007.  James N. Warwick has worked for Van Kampen since May 2002 and has managed the Portfolio since July 2007.

I Class Prospectus

Paragraphs six (6) and seven (7) of the section entitled “Sub-Advisors” at page 71 of the Prospectus are hereby deleted and replaced with the following:

ING Van Kampen Comstock Portfolio is managed within the Van Kampen Multi-Cap Value team by a team of portfolio managers.  Current members of the team include B. Robert Baker, Jason Leder, Kevin Holt, Devin E. Armstrong and James N. Warwick.  Each member of the team is responsible for generating investment ideas and has discretion over the sectors they cover.  Lead portfolio manager, Bob Baker, has ultimate responsibility for the strategy and is the final arbiter on decisions.

B. Robert Baker is the Portfolio’s lead portfolio manager and has worked for Van Kampen since 1991.  Mr. Baker has managed the Portfolio since May 2002.  Jason Leder has worked for Van Kampen since 1995 and has managed the Portfolio since May 2002.  Kevin Holt has worked for Van Kampen since 1999 and has managed the Portfolio since May 2002.  Devin E. Armstrong began his investment adviser career in 2004 with Morgan Stanley, he began work for Van Kampen in July 2007 and has managed the

Portfolio since July 2007.  James N. Warwick has worked for Van Kampen since May 2002 and has managed the Portfolio since July 2007.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING PARTNERS, INC.

ING Van Kampen Comstock Portfolio (“Portfolio”)

Supplement dated September 18, 2007

to the Service Class, Adviser Class, and Initial Class

Statement of Additional Information (“SAI”)

dated April 30, 2007

Effective July 17, 2007 Devin E. Armstrong and James N. Warwick were added as Portfolio Managers of the Portfolio.  The SAI is hereby revised as follows:

1.                                       The table under the section entitled “Other Information About Portfolio Managers-ING Van Kampen Comstock Portfolio-Other Accounts Managed” on page 126 of the SAI is replaced with:

 The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets
B. Robert Baker(1)	17	$31,114,757,636	2	$1,065,758,438	16,263	$3,177,867,974
Jason S. Leder(1)	15	$30,697,655,132	2	$1,065,758,438	16,263	$3,177,867,974
Kevin C. Holt(1)	16	$31,006,290,856	2	$1,065,758,438	16,263	$3,177,867,974
Devin E. Armstrong(2)	16	$31,553,960,185	2	$1,004,973,365	14,423	$2,925,934,153
James N. Warwick(2)	16	$31,553,960,185	2	$1,004,973,365	14,423	$2,925,934,153

*	None of these accounts have an advisory fee based on the performance of the account.
(1)	As of December 31, 2006
(2)	As of July 31, 2007

2.                                       The table under the section entitled “Other Information About Portfolio Managers-ING Van Kampen Comstock Portfolio-Portfolio Manager Ownership of Securities” beginning on page 127 of the SAI is replaced with:

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned

B. Robert Baker (1)	None
Jason S. Leder(1)	None
Kevin C. Holt(1)	None
Devin E. Armstrong(2)	None
James N. Warwick(2)	None

(1)	As of December 31, 2006
(2)	As of July 31, 2007

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE